Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 11,143,502	$ 51,066,831
Restricted Cash	3,000,000	3,000,000
Accounts Receivable, Net	4,788,748	2,464,514
Prepaid Expenses and Other Current Assets	7,756,072	5,562,963
Inventory	10,950,071	6,527,571
Notes Receivable	1,255,843	0
Total Current Assets	38,894,236	68,621,879
Operating Lease Right-of-Use Assets, Net	10,847,642	3,077,730
Finance Lease Right-of-Use Assets, net	285,971
Long Term Investments	4,246,192	7,196,359
Property, Plant and Equipment, Net	216,430,924	195,798,524
Intangible Assets, Net	35,921,835	5,629,833
Goodwill	37,797,301	4,918,823	$ 4,815,999
Deferred Tax Asset, Net	1,512,332
Other Assets	4,692,135	2,339,993
TOTAL ASSETS	350,628,568	287,583,141
Current Liabilities:
Accounts Payable and Accrued Liabilities	21,969,516	9,937,160
Income Taxes Payable	7,601,074	3,809,143
Contingent Shares and Earnout Liabilities	14,656,666	38,428,700
Shares Payable	8,588,915	2,756,830
Current Portion of Operating Lease Liabilities	1,077,971	269,154
Current Portion of Finance Lease Liabilities	66,790
Current Portion of Notes Payable	40,237	37,986
Total Current Liabilities	54,001,169	55,238,973
Operating Lease Liabilities, Net of Current Portion	9,859,232	2,865,480
Finance Lease Liabilities, Net of Current Portion	214,017
Other Non-Current Liabilities	2,800,823	1,449,045
Deferred Tax Liabilities, Net		1,275,291
Notes Payable, Net of Current Portion	62,618,711	44,817,436
TOTAL LIABILITIES	129,493,952	105,646,225
SHAREHOLDERS' EQUITY:
Additional Paid-In Capital	261,527,245	241,896,900
Accumulated Deficit	(92,665,231)	(59,762,210)
Total Shareholders' Equity Attributable to the Company	168,862,014	182,134,690	$ 26,274,924
Non-Controlling Interest	(4,261,516)	(197,774)
TOTAL SHAREHOLDERS' EQUITY	221,134,616	181,936,916
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	350,628,568	$ 287,583,141
Series B Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	51,774,193
Series C Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	$ 4,759,925